Offerings	Jul. 29, 2024 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01476%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01476%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,500,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 516,600.00
Offering Note	(1) There are being registered hereunder an indeterminate number of shares of preferred stock and depositary shares and an indeterminate principal amount of debt securities. The proposed maximum offering price will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In no event will the aggregate maximum offering price of all securities issued pursuant to this registration statement exceed $3,500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities may be in such greater amount as shall result in an aggregate maximum offering price of all securities issued pursuant to this registration statement not to exceed $3,500,000,000. (2) The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Form S-3 under the Securities Act of 1933, as amended. (3) Each depositary share will represent a fractional interest in our preferred stock and will be evidenced by a depositary receipt issued pursuant to a deposit agreement.